Organization and Principal Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiary Companies

At the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited (“NCA”)	• A BVI company • Incorporated in August 2008 • Issued Share Capital of US$100 • Intermediate holding company	100% owned by NCI
Neo-Concept International Company Limited (“Neo-Concept HK”)	• A Hong Kong company • Incorporated in October 1992 • Issued Share Capital of HKD100,000 • Provision of one-stop apparel solution services	100% owned by NCA
Neo-Concept (UK) Limited	• A UK company • Incorporated in August 2000 • Issued Share Capital of GBP100 • Provision of online and offline retail sales of apparel products	100% owned by Neo-Concept HK
Neo-Concept Exquisite Couture Limited (“NCEC”)	• A BVI company • Incorporated in May 2024 • Issued Share Capital of US$100 • Investment holdings	100% owned by NCA
Neo-Concept Elite Fashion Co., LLC	• A Duibai company • Incorporated in May 2024 • Issued Share Capital of United Arab Emirates Dirham (“AED”)100,000 • Investment holdings	100% owned by NCEC

Upon the Group Reorganization and as of December 31, 2024, details of the subsidiary companies are as follows:

Name	Background	Ownership
Neo-Concept Apparel Group Limited	• A BVI company	100% owned by NCI
• Incorporated in August 2008
• Issued Share Capital of US$100
• Intermediate holding company
Neo-Concept International Company Limited	• A Hong Kong company	100% owned by NCA
• Incorporated in October 1992
• Issued Share Capital of HKD100,000
• Provision of one-stop apparel solution services
Neo-Concept (UK) Limited	• A UK company	100% owned by Neo-Concept HK
• Incorporated in August 2000
• Issued Share Capital of GBP100
• Provision of online and offline retail sales of apparel products
Neo-Concept Exquisite Couture Limited	• A BVI company	100% owned by NCA
• Incorporated in May 22, 2024
• Issued Share Capital of US$100
• Dormant